Shareholder Report, Holdings (Details) - Fidelity U.S. Equity Central Fund	Jun. 30, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Spain
Holdings [Line Items]
Percent of Net Asset Value	0.20%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%